BRANCH SALE (Tables)	12 Months Ended
Dec. 31, 2012
BRANCH SALE [Abstract]
Schedule of summarizes estimated loans and deposits related branch sale
A summary of loans sold and deposits transferred follows:

(In thousands)
Loans:
Commercial	$27,083
Mortgage	8,074
Installment	12,797
Total loans	47,954
Allowance for loan losses	(610)
Net loans	$47,344

Deposits
Non-interest bearing	$71,718
Savings and interest bearing-checking	217,264
Retail time	114,107
Total deposits	403,089